Stockholders’ Equity (Details) - $ / shares	1 Months Ended	3 Months Ended	7 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020
Stockholders’ Equity (Details) [Line Items]
Warrants, description		In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding the Representative Shares and any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement-equivalent warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one for one basis.	In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering, plus the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding the Representative Shares and any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement-equivalent warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one for one basis.
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Converted basis, percentage			20.00%
Founder Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Founder, shares				187,500
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		1,298,841	2,342,640
Common stock, shares outstanding		1,298,841	2,342,640
Subject to possible redemption		4,508,659	3,464,860
Shares issued to sponsor
Common stock shares subject to possible redemption		4,508,659	3,464,860
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized		2,000,000	2,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		1,437,500	1,437,500
Common stock, shares outstanding		1,437,500	1,437,500
Shares issued to sponsor	1,437,500		1,437,500
Common stock subject to forfeiture	187,500
Issued and outstanding, percentage	20.00%